SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 101,619	$ 202,058	$ 816,533	$ 873,740	$ 1,076,861	$ 1,123,072	$ 1,217,459
Others			8,344	8,440	10,933	9,363	13,324
Software development revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			592,016	584,037	758,307	761,166	725,862
Software licensing revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			148,193	201,562	200,593	213,749	208,625
Software support revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			30,321	38,464	47,102	71,460	196,703
Cloud hosting revenue [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 37,659	$ 41,237	$ 59,926	$ 67,334	$ 72,945